COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

11. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the three months ended September 30, 2024, and, to the best of our knowledge, no legal proceedings are pending or threatened.

Purchase Commitments

We were not party to any purchase commitments during the three months ended September 30, 2024.

16. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the twelve months ended June 30, 2024 and 2023 and, to the best of our knowledge, no legal proceedings are pending or threatened.